Non-Cash Transactions - Additional Information (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Non Cash Activities [line items]
Capitalized financial costs	R$ 31	R$ 71	R$ 142
Consideration paid for acquisition of additional equity interest	104
Cash arising from acquisition of additional equity interest	67
Parajuru [member]
Disclosure Of Non Cash Activities [line items]
Payment of cash arising from acquisition of the subsidiaries	4
Volta do Rio [member]
Disclosure Of Non Cash Activities [line items]
Payment of cash arising from acquisition of the subsidiaries	R$ 5